Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Revenues (Note 12)	$ 291,493	$ 587,317
EXPENSES:
Drilling units operating expenses	136,772	146,194
Depreciation and amortization	52,769	62,649
General and administrative expenses	31,507	31,091
Loss on sale of fixed assets	515	139
Operating income	69,930	347,244
OTHER INCOME/ (EXPENSES):
Interest and finance costs (Note 13)	(16,928)	(124,357)
Interest income	6,687	3,148
Reorganization expenses	(227)	(41,043)
Other, net	(7,696)	1,212
Total other expenses, net	(18,164)	(161,040)
INCOME BEFORE INCOME TAXES	51,766	186,204
Income taxes (Note 14)	(16,004)	(37,013)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	35,762	149,191
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC. CLASS A AND CLASS B COMMON STOCKHOLDERS (Note 15)	$ 35,762	$ 149,010
EARNINGS PER COMMON SHARE OF CLASS A AND CLASS B ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 15)	$ 0.39	$ 16,619.45
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 15)	91,567,982	8,966
Common Class A
OTHER INCOME/ (EXPENSES):
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	$ 35,525	$ 149,191
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 15)		8,966
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC (Note 15)	90,960,153	8,966
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, DILUTED (Note 15)	91,567,982	8,966
Common Class B
OTHER INCOME/ (EXPENSES):
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	$ 237
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 15)	607,829	0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC (Note 15)	607,829
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, DILUTED (Note 15)	607,829